AETOS MULTI-STRATEGY ARBITRAGE FUND, LLC

AETOS DISTRESSED INVESTMENT STRATEGIES FUND, LLC

AETOS LONG/SHORT STRATEGIES FUND, LLC

Quarterly Report (unaudited)

April 30, 2022

Aetos Multi-Strategy Arbitrage Fund, LLC

Schedule of Investments (Unaudited)

April 30, 2022

Investments	Date(s) of Acquisition	Cost	Fair Value	Percentage of Members' Capital (1)	Liquidity
Investments in Portfolio Funds (2)
Convertible Arbitrage (4)
CNH CA II, Ltd.	04/01/21 - 07/01/21	$10,104,073	$10,110,692	2.20%	Quarterly (9)
Total Convertible Arbitrage		10,104,073	10,110,692	2.20

Credit - Convertible Arbitrage (5)
Aequim Arbitrage Fund LP	03/01/19 - 01/01/21	30,031,906	44,947,332	9.76	Quarterly (8)
Total Credit - Convertible Arbitrage		30,031,906	44,947,332	9.76

Event Driven Arbitrage (6)
Davidson Kempner Partners	07/01/06 - 07/01/12	46,589,480	89,962,578	19.54	Semi-Annual
Farallon Capital Offshore Investors, Inc.	02/01/07 - 04/01/12	42,458,561	88,701,736	19.27	Semi-Annual (8)
Governors Lane Onshore Fund LP	08/01/15 - 08/01/16	35,000,000	47,369,630	10.29	Quarterly (8)
Luxor Capital Partners Liquidating SPV, LLC	07/01/16	279,527	193,158	0.04	In Liquidation (10)
Oceanwood Opportunities Fund L.P.	02/01/12 - 07/01/16	29,828,789	46,368,344	10.06	Quarterly
Total Event Driven Arbitrage		154,156,357	272,595,446	59.20

Fixed Income Arbitrage (7)
FFIP, L.P.	07/01/07 - 04/01/12	31,240,835	67,541,445	14.67	Annual (8)
Parsec Onshore Partners, L.P.	04/01/08 - 04/01/12	29,045,862	49,537,103	10.76	Monthly
Total Fixed Income Arbitrage		60,286,697	117,078,548	25.43

Total investments in Portfolio Funds		254,579,033	444,732,018	96.59

Money Market Investment
JPMorgan U.S. Government Money Market Fund, Agency Shares, 0.243% (3) (Shares 16,104,700)		16,104,700	16,104,700	3.50

Total investments		$270,683,733	$460,836,718	100.09%

Aetos Multi-Strategy Arbitrage Fund, LLC

Schedule of Investments (Unaudited)

April 30, 2022

(1) Percentages are based on Members’ Capital of $460,428,226.

(2) Non-income producing investments.

(3) Rate disclosed is the 7-day effective yield as of 04/30/2022.

(4) Portfolio Funds in this strategy generally look to exploit relative mispricings between securities in a company’s capital structure where the manager can go long the undervalued security and hedge out resulting equity and/or credit betas. In convertible bonds, opportunities can be found where sellers do not properly assess the value of the embedded credit and equity option components, resulting in convertibles that trade either cheap or expensive to their fundamental value. This strategy is implemented with the use of leverage.

(5) Portfolio Funds in this strategy generally look to exploit relative mispricings between securities in a company’s capital structure where the manager can go long the undervalued security and hedge out resulting equity and/or credit betas. In convertible bonds, opportunities can be found where sellers do not properly assess the value of the embedded credit and equity option components, resulting in convertibles that trade either cheap or expensive to their fundamental value. In other corporate credit situations, opportunities arise when different components of a company’s capital structure imply very different fundamental outcomes (i.e. equity near zero and debt near par), creating the opportunity to structure long and short positions that have favorable payoff profiles. Both of these strategies are implemented with the use of leverage.

(6) Portfolio Funds in this strategy invest in securities of companies involved in certain special situations, including mergers, acquisitions, asset sales, spin-offs, balance sheet restructuring, bankruptcy and other situations. These special situations constitute an “event” which the Portfolio Managers believe will trigger a change in the price of securities relative to their current price or close the gap between securities that are being arbitraged.

(7) Portfolio Funds in this strategy look to exploit mispricings between related fixed income instruments, including sovereign debt, corporate debt and derivative instruments such as futures, options and swaps. Exploitable opportunities may be found in closely related securities trading at different prices, in the value between fixed income instruments and related derivative instruments, in the shape of yield curves and in credit spreads. These strategies typically require leverage in order to exploit relatively small mispricings.

(8) Portfolio Fund subject to investor-level percentage limitations on redemptions.

(9) Portfolio Fund subject to lock-up provision up to one year.

(10) Portfolio Fund in liquidation. Mandatory distributions are expected to be received when underlying investments of the Portfolio Fund are realized.

The aggregate cost of investments for tax purposes was $432,039,958. Net unrealized appreciation on investments for tax purposes was $28,796,760 consisting of $30,334,830 of gross unrealized appreciation and $1,538,070 of gross unrealized depreciation.

The investments in Portfolio Funds shown above, representing 96.59% of Members’ Capital, have been fair valued using NAV as a practical expedient.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Aetos Distressed Investment Strategies Fund, LLC

Schedule of Investments (Unaudited)

April 30, 2022

Investments	Date(s) of Acquisition	Cost	Fair Value	Percentage of Members' Capital (1)	Liquidity
Investments in Portfolio Funds (2)
Distressed - Long Biased (4)
AG Mortgage Value Partners, L.P.	05/01/13	$1,092,381	$2,281,666	1.44%	Side Pockets Only (10)
Centerbridge Credit Partners, L.P.	07/01/10 - 11/01/20	23,237,094	37,688,491	23.78	Bi-Annual (9)
Davidson Kempner Distressed Opportunities Fund LP	11/01/09 - 11/01/20	18,260,212	35,588,560	22.45	Annual (7)
Marble Ridge LP	02/01/17 - 06/01/20	3,367,396	2,843,100	1.80	In Liquidation (11)
Total Distressed - Long Biased		45,957,083	78,401,817	49.47

Distressed - Variable Biased (5)
Anchorage Capital Partners, L.P.	09/01/08 - 11/01/20	20,133,274	36,070,590	22.76	Annual (7)
Carronade Capital Partners, LP	02/01/21 - 07/01/21	10,000,000	10,984,648	6.93	Quarterly (6) (8)
King Street Capital, L.P.	07/01/08	12,615,623	27,822,391	17.55	Quarterly (6)
Total Distressed - Variable Biased		42,748,897	74,877,629	47.24

Total investments in Portfolio Funds		88,705,980	153,279,446	96.71

Money Market Investment
JPMorgan U.S. Government Money Market Fund, Agency Shares, 0.243% (3) (Shares 5,814,503)		5,814,503	5,814,503	3.67

Total investments		$94,520,483	$159,093,949	100.38%

Aetos Distressed Investment Strategies Fund, LLC

Schedule of Investments (Unaudited)

April 30, 2022

(1) Percentages are based on Members’ Capital of $158,499,488.

(2) Non-income producing investments.

(3) Rate disclosed is the 7-day effective yield as of 04/30/2022.

(4) Portfolio Funds in this strategy invest in securities of companies in various levels of financial distress, including bankruptcy, exchange offers, workouts, financial reorganizations and other credit-related situations. Corporate bankruptcy or distress often causes a company’s securities to trade at a discounted value. The Portfolio Funds will tend to run their investment portfolios with a long bias net exposure.

(5) Portfolio Funds in this strategy invest in securities of companies in various levels of financial distress, including bankruptcy, exchange offers, workouts, financial reorganizations and other credit-related situations. Corporate bankruptcy or distress often causes a company’s securities to trade at a discounted value. The Portfolio Funds will tend to run their investment portfolios with a variable net exposure.

(6) Portfolio Fund subject to investor-level percentage limitations on redemptions.

(7) Portfolio Fund subject to lock-up provision up to one year.

(8) Portfolio Fund subject to lock-up provision up to eighteen months.

(9) Portfolio Fund subject to lock-up provision up to three years.

(10) Portfolio Fund represents investments in securities which are illiquid or are subject to an anticipated event. These securities are held by the Portfolio Fund in “side pockets.” Side pockets are series or classes of shares which are not redeemable by the investors but which are automatically redeemed or converted back into the Portfolio Fund’s regular series or classes of shares upon the realization of those securities or the happening of some other liquidity event with respect to those securities. These “side pockets” can often be held for long periods before they are realized, and may therefore be much less liquid than the general liquidity offered on the Portfolio Fund’s regular series or classes of shares. Should the Funds seek to liquidate their investment in a Portfolio Fund that maintains investments in a side pocket arrangement or that holds a substantial portion of its assets in illiquid securities, the Funds might not be able to fully liquidate their investments without delay, which could be considerable. In such cases, during the period until the Funds are permitted to fully liquidate the investment in the Portfolio Fund, the value of the investment could fluctuate.

(11) Portfolio Fund in liquidation. Mandatory distributions are expected to be received when underlying investments of the Portfolio Fund are realized.

The aggregate cost of investments for tax purposes was $113,500,126. Net unrealized appreciation on investments for tax purposes was $45,593,823 consisting of $48,825,449 of gross unrealized appreciation and $3,231,626 of gross unrealized depreciation.

The investments in Portfolio Funds shown above, representing 96.71% of Members’ Capital, have been fair valued using NAV as a practical expedient.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Aetos Long/Short Strategies Fund, LLC
Schedule of Investments (Unaudited)
April 30, 2022

Investments	Date(s) of Acquisition	Cost	Fair Value	Percentage of Members' Capital (1)	Liquidity
Investments in Portfolio Funds (2)
Directional Equity (4)
Egerton Capital Partners, L.P.	07/01/11 - 05/01/15	$24,724,341	$51,762,485	9.57%	Monthly
Sachem Head LP	08/01/16 - 09/01/17	13,388,555	27,660,795	5.12	Quarterly (8)
The Children's Investment Fund LP	05/01/20	5,000,000	7,190,500	1.33	Monthly
Total Directional Equity		43,112,896	86,613,780	16.02

Equity Hedged - Generalist (5)
GMO Equity Dislocation Fund, L.P.	03/01/22	10,000,000	10,369,422	1.92	Monthly
Junto Capital Partners LP	01/01/19 - 10/01/19	43,148,828	56,394,946	10.44	Quarterly (8)
Lakewood Capital Partners, LP	07/01/17 - 05/01/19	37,552,909	46,048,739	8.52	Quarterly
MW Market Neutral TOPS Fund	10/01/20	10,492,447	21,553,267	3.99	Monthly
MW TOPS Fund	05/01/15 - 05/01/19	26,143,993	37,321,884	6.90	Monthly
Naya Fund LP	02/01/19 - 07/01/19	27,360,072	37,661,598	6.97	Quarterly
Nitorum Fund, L.P.	12/01/17 - 06/01/19	33,401,078	34,398,650	6.36	Annual (9)
Viking Global Equities LP	08/01/06 - 03/01/11	13,502,717	51,160,912	9.45	Annual
Total Equity Hedged - Generalist		201,602,044	294,909,418	54.55

Equity Hedged - Sector Specialist (6)
Cadian Fund LP	05/01/10 - 11/01/13	12,657,376	32,954,494	6.10	Quarterly (8)
Encompass Capital Fund L.P.	07/01/16	4,660,490	12,039,916	2.23	Quarterly (8)
Long Pond Capital QP Fund, LP	02/01/14	14,555,718	26,116,756	4.83	Quarterly (8)
North River Partners, L.P.	11/01/13	16,000,533	27,261,542	5.04	Quarterly
Woodline Fund LP	08/01/20 - 04/01/21	25,000,000	29,834,161	5.52	Quarterly (8)
Total Equity Hedged - Sector Specialist		72,874,117	128,206,869	23.72

Aetos Long/Short Strategies Fund, LLC
Schedule of Investments (Unaudited)
April 30, 2022

Investments	Date(s) of Acquisition	Cost	Fair Value	Percentage of Members' Capital (1)	Liquidity
Short-Biased Equity (7)
Ursus International Limited	05/01/13 - 11/01/18	31,110,435	14,348,698	2.65	Quarterly
Total Short-Biased Equity		31,110,435	14,348,698	2.65

Total investments in Portfolio Funds		348,699,492	524,078,765	96.94

Money Market Investment
JPMorgan U.S. Government Money Market Fund, Agency Shares, 0.243%(3) (Shares 5,372,564)		5,372,564	5,372,564	0.99

Total investments		$354,072,056	$529,451,329	97.93%

(1) Percentages are based on Members’ Capital of $540,617,349.

(2) Non-income producing investments.

(3) Rate disclosed is the 7-day effective yield as of 04/30/2022.

(4) Portfolio Funds in this strategy make investments that combine long positions in undervalued common stocks or corporate bonds and short positions in overvalued common stocks or corporate bonds in order to focus on generating positive returns through the Portfolio Managers’ ability to select securities through fundamental analysis, while hedging out some portion of market risk. The Portfolio Funds will tend to run their investment portfolios with a relatively high or variable net exposure.

(5) Portfolio Funds in this strategy make investments that combine long positions in undervalued common stocks or corporate bonds and short positions in overvalued common stocks or corporate bonds in order to focus on generating positive returns through the Portfolio Managers’ ability to select securities through fundamental analysis, while hedging out some portion of market risk. The Portfolio Funds will tend to run their investment portfolios with a relatively low net exposure and will invest broadly across all market sectors.

(6) Portfolio Funds in this strategy make investments that combine long positions in undervalued common stocks or corporate bonds and short positions in overvalued common stocks or corporate bonds in order to focus on generating positive returns through the Portfolio Managers’ ability to select securities through fundamental analysis, while hedging out some portion of market risk. The Portfolio Funds will tend to run their investment portfolios with a relatively low net exposure and will focus on investing in specific market sectors.

(7) Portfolio Funds in this strategy make investments in short positions in overvalued common stocks or corporate bonds in order to focus on generating positive returns through the Portfolio Managers’ ability to select securities through fundamental analysis, while hedging out some portion of market risk. The Portfolio Funds will tend to run their investment portfolios with a permanent net short or short-only exposure.

(8) Portfolio Fund subject to investor-level percentage limitations on redemptions.

(9) Portfolio Fund subject to lock-up provision up to three years.

Aetos Long/Short Strategies Fund, LLC
Schedule of Investments (Unaudited)
April 30, 2022

The aggregate cost of investments for tax purposes was $486,623,196. Net unrealized appreciation on investments for tax purposes was $42,828,133 consisting of $122,475,932 of gross unrealized appreciation and $79,647,799 of gross unrealized depreciation.

The investments in Portfolio Funds shown above, representing 96.94% of Members’ Capital, have been fair valued using NAV as a practical expedient.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

The following table presents information about the level within the fair value hierarchy at which the Funds’ investments are measured as of April 30, 2022:

Aetos Multi-Strategy Arbitrage Fund, LLC
Strategy	Level 1	Level 2	Level 3	Total
Investments in Portfolio Funds (1)	$—	$—	$—	$444,732,018
Money Market Investment	16,104,700	—	—	16,104,700
Total Investments	$16,104,700	$—	$—	$460,836,718

Aetos Distressed Investment Strategies Fund, LLC
Strategy	Level 1	Level 2	Level 3	Total
Investments in Portfolio Funds (1)	$—	$—	$—	$153,279,446
Money Market Investment	5,814,503	—	—	5,814,503
Total Investments	$5,814,503	$—	$—	$159,093,949

Aetos Long/Short Strategies Fund, LLC
Strategy	Level 1	Level 2	Level 3	Total
Investments in Portfolio Funds (1)	$—	$—	$—	$524,078,765
Money Market Investment	5,372,564	—	—	5,372,564
Total Investments	$5,372,564	$—	$—	$529,451,329

(1) In accordance with ASC 820-10-35-54B investments in Portfolio Funds that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedule of Investments.